CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (19,458,000)	$ (6,852,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	215,000	187,000
Amortization of right-of-use assets	223,000
Change in fair value of warrant liabilities	(668,000)			$ 64,890	$ 114,330	$ 1,996,140
Stock-based compensation	4,513,000	881,000
Changes in operating assets and liabilities:
Accounts receivable	(104,000)	20,000
Inventories	(310,000)	(199,000)
Other current assets	(258,000)	545,000
Other noncurrent assets	(296,000)	(5,000)
Accounts payable	964,000	(11,000)
Accrued liabilities	872,000	(225,000)	$ 1,000			1,285,872
Accrued employee costs	(358,000)	(56,000)
Lease liability	(141,000)
Other current liabilities	9,000	(50,000)
Other noncurrent liabilities		52,000
Net cash used in operating activities	(14,797,000)	(5,713,000)				(1,408,976)
Net loss	(19,458,000)	(6,852,000)	(1,000)	955,055	797,633	(2,928,961)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	(668,000)			64,890	114,330	1,996,140
Interest earned on marketable securities held in Trust Account						(1,789,959)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets						(11,833)
Accrued liabilities	872,000	(225,000)	1,000			1,285,872
Income taxes payable						39,765
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(669,000)	(241,000)
Purchase of available-for-sale securities	(53,501,000)
Net cash used in investing activities	(54,170,000)	(241,000)				(241,340,000)
Investment of cash in Trust Account						(241,500,000)
Cash withdrawn from Trust Account to pay for franchise and income taxes						160,000
Cash Flows from Financing Activities:
Proceeds from business combination and private offering	560,777,000	0
Transaction costs related to business combination and private offering	(47,228,000)	0
Proceeds from exercise of stock options	198,000	5,000
Net cash provided by financing activities	513,747,000	5,000				242,749,670
Proceeds from sale of Units, net of underwriting discounts paid						236,670,000
Proceeds from sale of Private Units						6,180,000
Proceeds from promissory note - related party			80,808			43,340
Repayment of promissory note - related party						(124,148)
Proceeds from advance from related party						353,994
Payment of offering costs			(80,808)			(373,516)
Net increase (decrease) in cash and cash equivalents	444,781,000	(5,949,000)
Beginning cash and cash equivalents	24,624,000	46,637,000		46,637,000	46,637,000	46,637,000
Ending cash and cash equivalents	469,405,000	40,688,000	46,637,000			24,624,000
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosures of non-cash investing and financing activities:
Changes in purchases of property and equipment recorded in accounts payable and accrued liabilities	215,000	19,000
Offering costs included in accounts payable and accrued liabilities	$ 534,000
Private placement of warrants acquired as part of merger	3,014
Right-of-use assets obtained in exchange for lease liability	$ 4,692,000
Non-cash lease adoption	1,665,000
Net Change in Cash						694
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	24,624,000
Cash and Cash Equivalents, at Carrying Value, Ending Balance	469,405,000					24,624,000
Non-Cash investing and financing activities:
Issuance of Representative Shares			1,087
Deferred offering costs paid directly by Sponsor from proceeds from issuance of common stock to Sponsor			$ 25,000
Initial classification of common stock subject to possible redemption		236,971,370		236,971,370	236,971,370	236,971,370
Change in value of common stock subject to possible redemption		1,231,558		955,051	797,624	(2,928,968)
Initial measurement of private warrants accounted for as liabilities		423,330		423,330	423,330	423,330
Forfeiture of Representative Shares						(5)
Previously Reported [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		(6,180)
Changes in operating assets and liabilities:
Net loss		1,225,382		1,019,945	911,963	(932,821)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities		(6,180)
Supplemental disclosures of non-cash investing and financing activities:
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	$ 694
Cash and Cash Equivalents, at Carrying Value, Ending Balance						694
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption		237,394,700		237,394,700	237,394,700	237,394,700
Change in value of common stock subject to possible redemption		$ (1,225,378)		$ (1,019,941)	$ 911,954	$ (932,828)